Short Term Bank Loans (Details Narrative) - Image P2P Trading Group Limited [Member] - Jiangxi Rural Credit Union & Rural Commercial Bank [Member]	May 18, 2017 USD ($)	Apr. 28, 2017 USD ($)	Mar. 30, 2017 USD ($)	Mar. 16, 2016 USD ($)	May 18, 2017 CNY (¥)	Apr. 28, 2017 CNY (¥)	Mar. 30, 2017 CNY (¥)	Mar. 16, 2016 CNY (¥)
Short term loan due date	Apr. 25, 2020	Apr. 25, 2020	Mar. 28, 2018	Mar. 09, 2017
Loan for general working capital | $	$ 300,549	$ 751,371	$ 1,502,742	$ 720,773
Peng Qiu [Member]
Loan interest rate		4.35%	6.30%	6.30%		4.35%	6.30%	6.30%
RMB [Member]
Loan for general working capital | ¥					¥ 2,000,000	¥ 5,000,000	¥ 10,000,000	¥ 5,000,000